Note 4 - Revenue	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
4.	REVENUE

Nature of Goods and Services

Our revenues are substantially derived from sales of our products which are utilized in aerospace, defense, industrial and data solution applications. Within Bel’s portfolio of products, we provide:

●  Power Supplies: AC/DC and DC/DC power conversion devices and circuit protection products.

●  Connectivity Products: connectors, cable assemblies, passive jacks and plugs

●  Magnetic Products: integrated connector modules and transformers

The Company also provides incremental services to our customers in the form of training, highly-customized product development services, technical support, special tooling, and other support as deemed necessary from time to time. For purposes of ASC 606, all such incremental services were concluded to be immaterial in the context of the contracts.

Types of Contracts

Substantially all of the Company's revenue is derived from contracts with its customers under one of the following types of contracts:

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Direct with customer: This includes contracts with original equipment manufacturers (OEMs), original design manufacturers (ODMs), and contract manufacturers (CMs). The nature of Bel's products are such that they represent components which are installed in various end applications (e.g., servers, aircraft, missiles and rail applications). The OEMs, ODMs or CMs that purchase our product for further installation are our end customers. Contracts with these customers are broad-based and cover general terms and conditions. Details such as order volume and pricing are typically contained in individual purchase orders, and as a result, we view each product on each purchase order as an individual performance obligation. Incremental services included in the contracts, such as training, highly-customized product development services, tooling and other customer support are determined to be immaterial in the context of the contract, both individually and in the aggregate. Revenue under these contracts is generally recognized at a point in time, generally upon shipping or delivery, which closely mirrors the shipping terms dictated by the applicable contract.

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Distributor: Distribution customers buy product directly from Bel and sell it in the marketplace to end customers. Bel contracts directly with the distributor. These contracts are typically global in nature and cover a variety of our product groups. Similar to contracts with OEMs, ODMs and CMs, each product on each purchase order is considered an individual performance obligation. Revenue is recognized at a point in time, generally upon shipping or delivery, which closely mirrors the shipping terms dictated by the applicable contract.

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Customer-Designated Hub Arrangements: These customers operate under a type of concession agreement whereby the Company ships goods to a warehouse or hub, where they will be pulled by the customer at a later date. The terms specified in the customer-designated hub contracts specify that the Company will not invoice the customer for product until it is pulled from the warehouse or hub. Once product arrives at the hub, it is generally not returned to Bel unless there is a warranty issue (see Note 1, "Description of Business and Summary of Significant Accounting Policies - Product Warranties" above). Similar to the contracts described above, each product on each purchase order is considered an individual performance obligation. Under ASC 606, it was determined that the majority of these hubs are customer-controlled, and therefore control transfers to the customer upon either delivery from Bel's warehouse, or arrival at the customer-controlled hub, depending upon the applicable shipping terms. Revenue is therefore recognized as control of the product is transferred to the customer (for customer-controlled hubs, this is at the time product is shipped to the hub). The accompanying consolidated balance sheet reflects a corresponding unbilled receivable balance, as we do not have the right to invoice the customer until product is pulled from the hub.

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Licensing Agreements: License agreements are only applicable to our ITDS segment, and include provisions for Bel to receive sales-based royalty income related to the licensing of Bel's patents or other intellectual property (IP) utilized by a third-party entity. Income related to these agreements is tracked by the licensee throughout the year based on their sales of product that utilize Bel's IP, and that data is reported to Bel either on a quarterly or annual basis, with payment generally received within 30 days of the reporting date. Our performance obligation is satisfied upon delivery of the IP at the beginning of the license period, as the licenses are functional in nature. However, the recognition of revenue associated with these licenses is subject to the sales- or usage-based constraint on variable consideration. As such, the Company records a constrained estimate of this variable consideration as royalty income in the period of the underlying customers' product sales, with adjustments made as actual licensee sales data becomes available.

Significant Payment Terms

Contracts with customers indicate the general terms and conditions in which business will be conducted for a set period of time. Individual purchase orders state the description, quantity and price of each product purchased. Payment for products sold under direct contracts with customers or contracts with distributors is typically due in full within 30-90 days from the transfer of title to the customer. Payment for products sold under our customer-designated hub arrangements is typically due within 60 days of the customer pulling the product from the hub. Payment due related to our licensing agreements is generally within 30 days of receiving the licensee sales data, which is either on a quarterly or annual basis.

Since the customer agrees to a stated price for each product on each purchase order, the majority of contracts are not subject to variable consideration. However, the "ship and debit" arrangements with distributors, royalty income associated with our licensing agreements, and the product returns described above are each deemed to be variable consideration which requires the Company to make constrained estimates based on historical data. At the time of adoption, the Company elected to apply the practical expedient permitted under ASC Topic 606, “Revenue from Contracts with Customers.” This expedient allows entities not to adjust the promised consideration in a contract for the effects of a significant financing component if the period between the transfer of control of goods or services to the customer and receipt of payment is one year or less. The Company assessed its contracts and determined that the timing difference between the transfer of control and payment is typically less than one year. Accordingly, the Company recognizes revenue at the amount of consideration to which it expects to be entitled without separately presenting or recognizing interest income or interest expense related to the timing of payment.

Disaggregation of Revenue

The following table provides information about disaggregated revenue by geographic region and sales channel, and includes a reconciliation of the disaggregated revenue to our reportable segments:

	Year Ended December 31, 2025
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Consolidated

By Geographic Region:
North America	$250,674	$196,698	$447,372
EMEA	45,807	58,779	104,586
Asia	72,381	51,116	123,497
	$368,862	$306,593	$675,455

By Sales Channel:
Direct to customer	$289,034	$207,609	$496,643
Through distribution	79,828	98,984	178,812
	$368,862	$306,593	$675,455

	Year Ended December 31, 2024
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Consolidated

By Geographic Region:
North America	$183,684	$178,476	$362,160
EMEA	42,581	61,710	104,291
Asia	14,923	53,418	68,341
	$241,188	$293,604	$534,792

By Sales Channel:
Direct to customer	$159,195	$198,586	$357,781
Through distribution	81,993	95,018	177,011
	$241,188	$293,604	$534,792

	Year Ended December 31, 2023
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Consolidated

By Geographic Region:
North America	$172,518	$275,275	$447,793
EMEA	32,689	65,830	98,519
Asia	5,365	88,136	93,501
	$210,572	$429,241	$639,813

By Sales Channel:
Direct to customer	$130,893	$308,436	$439,329
Through distribution	79,679	120,805	200,484
	$210,572	$429,241	$639,813

Contract Assets and Contract Liabilities:

A contract asset results when goods or services have been transferred to the customer but payment is contingent upon a future event, other than passage of time. In the case of our customer-controlled hub arrangements, we are unable to invoice the customer until product is pulled from the hub by the customer, which generates an unbilled receivable (a contract asset) when revenue is initially recognized.

A contract liability results when cash payments are received or due in advance of our performance obligation being met. We have certain customers who provide payment in advance of product being shipped, which results in deferred revenue (a contract liability).

The balances of the Company's contract assets and contract liabilities at December 31, 2025, 2024, and 2023 are as follows:

	December 31,	December 31,	December 31,
	2025	2024	2023
Contract assets - current (unbilled receivables)	$9,747	$4,994	$12,793
Contract liabilities - current (deferred revenue)	$9,767	$6,120	$3,046
Accounts receivable, net	$121,490	$111,376	$84,129

The change in balance of our unbilled receivables from December 31, 2024 to  December 31, 2025 primarily relates to a timing difference between the Company's performance (i.e. when our product is shipped to a customer-controlled hub) and the point at which the Company can invoice the customer per the terms of the customer contract (i.e. when the customer pulls our product from the customer-controlled hub). The deferred revenue balance is included within other current liabilities on the accompanying balance sheets.

A tabular presentation of the activity within the deferred revenue account for the years ended  December 31, 2025 and December 31, 2024 are presented below:

	Years Ended December 31,
	2025	2024
Balance, January 1	$6,120	$3,046
New advance payments received	94,624	17,551
Recognized as revenue during period	(90,977)	(14,469)
Currency translation	-	(8)
Balance, December 31	$9,767	$6,120

Transaction Price Allocated to Future Obligations:

The aggregate amount of transaction price allocated to remaining performance obligations that have not been fully satisfied as of  December 31, 2025 related to contracts that exceed one year in duration amounted to $20.2 million, with expected contract expiration dates that range largely from 2027 – 2030. It is expected that $2.7 million of this aggregate amount will be recognized in 2027, $0.5 million will be recognized in 2028 and the remainder will be recognized in years beyond 2028. The majority of the Company's orders received (but not yet shipped) at  December 31, 2025 is related to contracts that have an original expected duration of one year or less, for which the Company is electing to utilize the practical expedient available within the guidance, and are excluded from the transaction price related to these future obligations. The Company will generally satisfy the remaining performance obligations as we transfer control of the products ordered to our customers.